Long-Term Obligations (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Apr. 30, 2015
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Number of shares issued	4,207,987
Share Price	$ 1.85
Warrant | Series A Warrant
Temporary Equity [Line Items]
Warrants to purchase shares	2,042,583	1,661,055
Warrants exercise price	$ 3.70
Private Placement | Series A Warrant
Temporary Equity [Line Items]
Warrants to purchase shares	2,000,000
Warrants exercise price	$ 3.70
Private Placement | Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Number of shares issued	4,200,000
Share Price	$ 1.85
Proceeds from transactions	$ 7.3